Income Taxes - Summary of Deferred Taxes Arising from Temporary Differences and Unused Tax Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	$ 13,066	$ 15,583	$ (4,113)
Additions due to acquisition during the year			(17)
Recognized in statement of income	4,087	1,807	9,063
Recognized in equity	(807)	(46)	1,135
Recognized in/ Reclassified from other comprehensive income	3,128	(938)	9,409
Foreign currency translation	(2,693)	(1,560)	106
Closing balance	18,887	13,066	15,583
Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Additions due to acquisition during the year	2,106
Adoption Of IFRS 15 and IFRS 9 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Additions due to acquisition during the year		(1,780)
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	17,806	15,529	34,530
Additions due to acquisition during the year			6
Recognized in statement of income	(270)	476	(9,835)
Recognized in/ Reclassified from other comprehensive income	(2,939)	1,877	(9,409)
Foreign currency translation	(428)	(76)	237
Closing balance	14,169	17,806	15,529
Deferred tax liabilities [member] | Intangible assets other than goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	12,183	12,662	21,123
Additions due to acquisition during the year			6
Recognized in statement of income	(753)	(573)	(8,555)
Foreign currency translation	7	94	88
Closing balance	11,437	12,183	12,662
Deferred tax liabilities [member] | Unrealized gain/(loss) on cash flow hedging and investment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	3,539	1,759	12,294
Recognized in statement of income	(5)	46	(1,280)
Recognized in/ Reclassified from other comprehensive income	(2,939)	1,877	(9,409)
Foreign currency translation	(243)	(143)	154
Closing balance	352	3,539	1,759
Deferred tax liabilities [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	2,084	1,108	1,113
Recognized in statement of income	488	1,003
Foreign currency translation	(192)	(27)	(5)
Closing balance	2,380	2,084	1,108
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	30,872	31,112	30,417
Additions due to acquisition during the year			(11)
Recognized in statement of income	3,817	2,283	(772)
Recognized in equity	(807)	(46)	1,135
Recognized in/ Reclassified from other comprehensive income	189	939
Foreign currency translation	(3,121)	(1,636)	343
Closing balance	33,056	30,872	31,112
Deferred tax assets [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Additions due to acquisition during the year	2,106
Deferred tax assets [member] | Adoption Of IFRS 15 and IFRS 9 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Additions due to acquisition during the year		(1,780)
Deferred tax assets [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	482	328	975
Recognized in statement of income	(295)	174	(661)
Foreign currency translation	(57)	(23)	14
Closing balance	130	482	328
Deferred tax assets [member] | Others [member] | Adoption Of IFRS 15 and IFRS 9 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Additions due to acquisition during the year		3
Deferred tax assets [member] | Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	7,073	7,291	5,648
Additions due to acquisition during the year			(11)
Recognized in statement of income	(736)	321	1,623
Foreign currency translation	(745)	(539)	31
Closing balance	5,592	7,073	7,291
Deferred tax assets [member] | Net operating loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	1,287	2,879	5,722
Recognized in statement of income	(430)	(1,559)	(2,950)
Foreign currency translation	(78)	(33)	107
Closing balance	779	1,287	2,879
Deferred tax assets [member] | Accruals deductible on actual payment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	7,358	7,424	5,641
Recognized in statement of income	1,226	1,214	1,661
Recognized in/ Reclassified from other comprehensive income	189	939
Foreign currency translation	(1,054)	(436)	122
Closing balance	9,825	7,358	7,424
Deferred tax assets [member] | Accruals deductible on actual payment [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Additions due to acquisition during the year	2,106
Deferred tax assets [member] | Accruals deductible on actual payment [member] | Adoption Of IFRS 15 and IFRS 9 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Additions due to acquisition during the year		(1,783)
Deferred tax assets [member] | Share-based payment arrangements [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	14,120	12,770	12,264
Recognized in statement of income	3,917	1,980	(702)
Recognized in equity	(807)	(46)	1,135
Foreign currency translation	(1,129)	(584)	73
Closing balance	16,101	14,120	12,770
Deferred tax assets [member] | Minimum alternate tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	552	420	167
Recognized in statement of income	135	153	257
Foreign currency translation	(58)	(21)	(4)
Closing balance	$ 629	$ 552	$ 420